Intangible assets and Goodwill - Category of intangible assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	$ 506,525	$ 443,470	$ 448,275	$ 414,123
Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	929,910	849,175
Accumulated depreciation
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	(145,481)	(135,812)
Accumulated impairment
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	(277,904)	(269,893)
Goodwill
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	426,659	395,804	396,704	379,072
Goodwill | Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	689,563	650,697
Goodwill | Accumulated depreciation
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	0	0
Goodwill | Accumulated impairment
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	(262,904)	(254,893)
Trademarks
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	35,455	35,009	35,000	35,000
Trademarks | Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	51,164	50,012
Trademarks | Accumulated depreciation
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	(709)	(3)
Trademarks | Accumulated impairment
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	(15,000)	(15,000)
Customer relationships
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	4,529	6,197	8,885	0
Customer relationships | Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	84,881	83,749
Customer relationships | Accumulated depreciation
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	(80,352)	(77,552)
Customer relationships | Accumulated impairment
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	0	0
Purchased technology
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	6,081	6,072	7,162	0
Purchased technology | Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	53,186	52,297
Purchased technology | Accumulated depreciation
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	(47,105)	(46,225)
Purchased technology | Accumulated impairment
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	0	0
Development costs
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	0	0
Development costs | Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	9,486	9,486
Development costs | Accumulated depreciation
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	(9,486)	(9,486)
Development costs | Accumulated impairment
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	0	0
Software
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	3,485	28	44	51
Software | Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	7,088	465
Software | Accumulated depreciation
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	(3,603)	(437)
Software | Accumulated impairment
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	0	0
Gaming License
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	30,316	360	$ 480	$ 0
Gaming License | Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	34,542	2,469
Gaming License | Accumulated depreciation
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	(4,226)	(2,109)
Gaming License | Accumulated impairment
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	$ 0	$ 0